Portfolio of Investments
Columbia Mid Cap Index Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 1.6%
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.(a)	170,184	6,315,528
Entertainment 0.1%
World Wrestling Entertainment, Inc., Class A	56,340	3,761,822
Interactive Media & Services 0.4%
TripAdvisor, Inc.(a)	127,509	3,167,324
Yelp, Inc.(a)	88,354	2,598,491
Ziff Davis, Inc.(a)	62,075	4,738,805
Total		10,504,620
Media 0.9%
Cable One, Inc.	6,381	8,315,081
John Wiley & Sons, Inc., Class A	56,049	2,968,355
New York Times Co. (The), Class A	215,101	7,418,834
TEGNA, Inc.	284,856	6,238,346
Total		24,940,616
Total Communication Services		45,522,586
Consumer Discretionary 13.9%
Auto Components 1.5%
Adient PLC(a)	121,993	4,317,332
Dana, Inc.	185,673	3,074,745
Fox Factory Holding Corp.(a)	54,201	4,445,566
Gentex Corp.	304,474	9,463,052
Goodyear Tire & Rubber Co. (The)(a)	361,707	4,673,254
Lear Corp.	76,856	10,833,622
Visteon Corp.(a)	36,041	4,044,161
Total		40,851,732
Automobiles 0.4%
Harley-Davidson, Inc.	198,087	6,968,701
Thor Industries, Inc.	71,599	5,439,376
Total		12,408,077
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.1%
Graham Holdings Co., Class B	5,135	3,147,858
Grand Canyon Education, Inc.(a)	51,007	4,548,294
H&R Block, Inc.	211,811	7,464,219
Service Corp. International	212,292	14,866,809
Total		30,027,180
Hotels, Restaurants & Leisure 2.7%
Boyd Gaming Corp.	105,575	6,204,643
Choice Hotels International, Inc.	42,251	5,403,480
Churchill Downs, Inc.	44,314	8,970,483
Cracker Barrel Old Country Store, Inc.	30,280	3,088,863
Light & Wonder, Inc.(a)	124,241	6,559,925
Marriott Vacations Worldwide Corp.	54,833	8,099,931
Papa John’s International, Inc.	41,662	3,666,673
Six Flags Entertainment Corp.(a)	99,618	2,923,788
Texas Roadhouse, Inc.	89,654	6,990,322
Travel + Leisure Co.	111,092	5,677,912
Wendy’s Co. (The)	227,219	4,235,362
Wingstop, Inc.	38,395	3,058,546
Wyndham Hotels & Resorts, Inc.	119,949	9,611,513
Total		74,491,441
Household Durables 1.5%
Helen of Troy Ltd.(a)	31,072	5,754,224
KB Home	110,331	3,805,316
Leggett & Platt, Inc.	171,697	6,725,371
Taylor Morrison Home Corp., Class A(a)	158,198	4,582,996
Tempur Sealy International, Inc.	247,819	6,534,987
Toll Brothers, Inc.	144,655	7,300,738
TopBuild Corp.(a)	42,385	8,360,865
Total		43,064,497
Columbia Mid Cap Index Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 1.3%
Brunswick Corp.	99,245	7,466,201
Callaway Golf Co.(a)	150,858	3,275,127
Mattel, Inc.(a)	450,996	11,329,020
Polaris, Inc.	73,429	7,823,860
YETI Holdings, Inc.(a)	112,822	5,161,607
Total		35,055,815
Multiline Retail 0.9%
Kohl’s Corp.	179,139	7,222,885
Macy’s, Inc.	385,251	9,111,186
Nordstrom, Inc.	143,559	3,794,264
Ollie’s Bargain Outlet Holdings, Inc.(a)	75,573	3,549,664
Total		23,677,999
Specialty Retail 3.0%
American Eagle Outfitters, Inc.	197,532	2,392,112
AutoNation, Inc.(a)	51,464	6,153,036
Dick’s Sporting Goods, Inc.	80,984	6,578,330
Five Below, Inc.(a)	72,121	9,418,281
Foot Locker, Inc.	112,408	3,707,216
GameStop Corp., Class A(a)	79,613	9,930,926
Gap, Inc. (The)	273,990	3,022,110
Lithia Motors, Inc., Class A	38,980	11,868,240
Murphy U.S.A., Inc.	29,531	7,356,763
Restoration Hardware Holdings, Inc.(a)	22,386	6,493,731
Urban Outfitters, Inc.(a)	84,424	1,777,125
Victoria’s Secret & Co.(a)	93,518	3,853,877
Williams-Sonoma, Inc.	93,915	12,013,607
Total		84,565,354
Textiles, Apparel & Luxury Goods 1.5%
Capri Holdings Ltd.(a)	190,026	9,261,867
Carter’s, Inc.	54,409	4,192,214
Columbia Sportswear Co.	44,496	3,460,899
Crocs, Inc.(a)	75,754	4,224,043
Deckers Outdoor Corp.(a)	35,068	9,417,862
Hanesbrands, Inc.	449,534	5,335,969
Skechers U.S.A., Inc., Class A(a)	173,661	6,842,243
Total		42,735,097
Total Consumer Discretionary		386,877,192
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.8%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A(a)	12,085	4,293,801
Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)	175,029	10,128,928
Casey’s General Stores, Inc.	47,771	10,009,935
Grocery Outlet Holding Corp.(a)	112,479	4,302,322
Performance Food Group, Inc.(a)	199,276	8,636,622
Sprouts Farmers Market, Inc.(a)	144,512	3,914,830
Total		36,992,637
Food Products 1.8%
Darling Ingredients, Inc.(a)	208,296	16,678,261
Flowers Foods, Inc.	255,802	7,060,135
Hain Celestial Group, Inc. (The)(a)	117,566	3,097,864
Ingredion, Inc.	85,652	8,110,388
Lancaster Colony Corp.	25,521	3,111,010
Pilgrim’s Pride Corp.(a)	62,737	2,090,397
Post Holdings, Inc.(a)	73,262	6,024,334
Sanderson Farms, Inc.	27,308	5,447,946
Total		51,620,335
Household Products 0.1%
Energizer Holdings, Inc.	84,383	2,530,646
Personal Products 0.4%
BellRing Brands, Inc.(a)	143,743	3,758,880
Coty, Inc., Class A(a)	442,703	3,138,764
Nu Skin Enterprises, Inc., Class A	64,137	2,991,991
Total		9,889,635
Total Consumer Staples		105,327,054
Energy 4.5%
Energy Equipment & Services 0.6%
ChampionX Corp.	260,126	6,053,132
NOV, Inc.	505,480	10,109,600
Total		16,162,732
Oil, Gas & Consumable Fuels 3.9%
Antero Midstream Corp.	417,992	4,539,393
CNX Resources Corp.(a)	260,667	5,661,687
DT Midstream, Inc.	124,524	7,234,844
EQT Corp.	387,245	18,479,331

2	Columbia Mid Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Equitrans Midstream Corp.	523,356	4,118,812
HF Sinclair Corp.	192,448	9,449,197
Matador Resources Co.	141,985	8,646,887
Murphy Oil Corp.	186,911	7,928,765
PDC Energy, Inc.	125,359	9,920,911
Range Resources Corp.(a)	321,559	10,916,928
Targa Resources Corp.	294,757	21,228,399
Total		108,125,154
Total Energy		124,287,886
Financials 14.6%
Banks 6.9%
Associated Banc-Corp.	192,587	3,986,551
Bank of Hawaii Corp.	51,818	4,118,495
Bank OZK	155,750	6,458,953
Cadence Bank	242,449	6,480,662
Cathay General Bancorp	97,515	4,008,842
Commerce Bancshares, Inc.	142,257	9,841,339
Cullen/Frost Bankers, Inc.	73,352	9,167,533
East West Bancorp, Inc.	182,678	13,434,140
First Financial Bankshares, Inc.	165,134	6,810,126
First Horizon Corp.	687,422	15,693,844
FNB Corp.	437,397	5,314,374
Fulton Financial Corp.	207,648	3,291,221
Glacier Bancorp, Inc.	139,640	6,759,972
Hancock Whitney Corp.	111,772	5,570,716
Home Bancshares, Inc.	193,872	4,379,568
International Bancshares Corp.	68,521	2,873,086
Old National Bancorp	380,046	6,042,731
PacWest Bancorp	153,943	4,861,520
Pinnacle Financial Partners, Inc.	98,010	7,979,974
Prosperity Bancshares, Inc.	118,651	8,602,197
Synovus Financial Corp.	186,672	7,961,561
Texas Capital Bancshares, Inc.(a)	65,171	3,684,117
UMB Financial Corp.	55,488	5,124,317
Umpqua Holdings Corp.	278,864	4,921,950
United Bankshares, Inc.	175,580	6,594,785
Valley National Bancorp	542,518	6,895,404
Washington Federal, Inc.	83,963	2,724,599
Common Stocks (continued)
Issuer	Shares	Value ($)
Webster Financial Corp.	231,471	11,362,911
Wintrust Financial Corp.	73,385	6,413,115
Total		191,358,603
Capital Markets 2.0%
Affiliated Managers Group, Inc.	52,330	6,992,335
Evercore, Inc., Class A	50,229	5,736,152
Federated Hermes, Inc., Class B	124,668	4,234,972
Interactive Brokers Group, Inc., Class A	112,477	6,921,835
Janus Henderson Group PLC	217,614	6,117,129
Jefferies Financial Group, Inc.	249,074	8,224,423
SEI Investments Co.	135,452	7,914,460
Stifel Financial Corp.	134,522	8,632,277
Total		54,773,583
Consumer Finance 0.5%
FirstCash Holdings, Inc.	51,799	3,866,795
Navient Corp.	198,245	3,171,920
SLM Corp.	359,030	7,033,398
Total		14,072,113
Diversified Financial Services 0.3%
Voya Financial, Inc.	139,029	9,538,780
Insurance 4.3%
Alleghany Corp.(a)	17,635	14,703,710
American Financial Group, Inc.	85,248	12,045,542
Brighthouse Financial, Inc.(a)	100,243	4,923,936
CNO Financial Group, Inc.	154,992	3,188,186
First American Financial Corp.	141,304	8,561,609
Hanover Insurance Group, Inc. (The)	45,802	6,714,573
Kemper Corp.	77,063	4,071,238
Kinsale Capital Group, Inc.	27,613	6,071,547
Mercury General Corp.	34,214	1,674,775
Old Republic International Corp.	367,550	8,791,796
Primerica, Inc.	50,836	6,405,336
Reinsurance Group of America, Inc.	86,470	10,882,250
RenaissanceRe Holdings Ltd.	56,618	8,691,995
RLI Corp.	51,305	6,214,062
Selective Insurance Group, Inc.	77,496	6,145,433
Unum Group	263,194	9,593,421
Total		118,679,409

Columbia Mid Cap Index Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.6%
Essent Group Ltd.	142,160	6,083,026
MGIC Investment Corp.	412,371	5,744,328
New York Community Bancorp, Inc.	598,618	5,974,208
Total		17,801,562
Total Financials		406,224,050
Health Care 9.1%
Biotechnology 1.6%
Arrowhead Pharmaceuticals, Inc.(a)	135,759	4,528,920
Exelixis, Inc.(a)	407,300	7,465,809
Halozyme Therapeutics, Inc.(a)	181,236	8,333,232
Neurocrine Biosciences, Inc.(a)	122,123	11,417,279
United Therapeutics Corp.(a)	57,976	13,354,192
Total		45,099,432
Health Care Equipment & Supplies 2.9%
Enovis Corp.(a)	58,330	3,869,612
Envista Holdings Corp.(a)	207,730	8,940,699
Globus Medical, Inc., Class A(a)	101,736	6,775,618
Haemonetics Corp.(a)	65,797	4,162,318
ICU Medical, Inc.(a)	25,670	4,662,699
Inari Medical, Inc.(a)	41,356	2,721,225
Integra LifeSciences Holdings Corp.(a)	93,770	5,873,753
LivaNova PLC(a)	68,517	4,663,952
Masimo Corp.(a)	65,401	9,184,262
Neogen Corp.(a)	138,712	3,670,320
NuVasive, Inc.(a)	66,600	3,823,506
Penumbra, Inc.(a)	45,207	6,641,812
QuidelOrtho Corp.(a)	64,359	6,116,036
STAAR Surgical Co.(a)	61,276	4,040,539
Tandem Diabetes Care, Inc.(a)	81,786	5,575,352
Total		80,721,703
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.(a)	115,775	8,239,707
Amedisys, Inc.(a)	41,969	4,864,627
Chemed Corp.	19,818	9,599,839
Encompass Health Corp.	128,077	8,394,166
HealthEquity, Inc.(a)	107,620	6,734,860
LHC Group, Inc.(a)	40,770	6,794,728
Common Stocks (continued)
Issuer	Shares	Value ($)
Option Care Health, Inc.(a)	178,297	5,413,097
Patterson Companies, Inc.	111,701	3,528,635
Progyny, Inc.(a)	89,637	2,833,425
R1 RCM, Inc.(a)	171,918	3,691,079
Tenet Healthcare Corp.(a)	137,904	8,923,768
Total		69,017,931
Life Sciences Tools & Services 1.5%
Azenta, Inc.	96,440	7,391,162
Bruker Corp.	130,802	8,172,509
Medpace Holdings, Inc.(a)	37,012	5,301,599
Repligen Corp.(a)	66,192	10,886,598
Syneos Health, Inc.(a)	133,483	9,863,059
Total		41,614,927
Pharmaceuticals 0.6%
Jazz Pharmaceuticals PLC(a)	79,131	11,844,328
Perrigo Co. PLC	172,208	6,864,211
Total		18,708,539
Total Health Care		255,162,532
Industrials 18.4%
Aerospace & Defense 1.2%
Axon Enterprise, Inc.(a)	88,139	8,933,769
Curtiss-Wright Corp.	50,514	7,171,978
Hexcel Corp.	107,997	6,204,428
Mercury Systems, Inc.(a)	73,060	4,369,718
Woodward, Inc.	81,193	8,250,021
Total		34,929,914
Air Freight & Logistics 0.2%
GXO Logistics, Inc.(a)	130,981	7,108,339
Airlines 0.2%
JetBlue Airways Corp.(a)	409,403	4,396,988
Building Products 2.5%
Builders FirstSource, Inc.(a)	246,520	16,045,987
Carlisle Companies, Inc.	67,307	17,124,920
Lennox International, Inc.	43,343	9,054,353
Owens Corning	129,358	12,364,038
Simpson Manufacturing Co., Inc.	55,921	6,059,040
Trex Company, Inc.(a)	148,191	9,442,730
Total		70,091,068

4	Columbia Mid Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.5%
Brink’s Co. (The)	63,276	3,849,079
Clean Harbors, Inc.(a)	64,441	6,018,789
IAA, Inc.(a)	173,588	6,775,140
MillerKnoll, Inc.	97,506	2,944,681
MSA Safety, Inc.	46,938	5,984,126
Stericycle, Inc.(a)	118,256	5,977,841
Tetra Tech, Inc.	69,513	9,382,169
Total		40,931,825
Construction & Engineering 1.8%
AECOM	181,952	12,709,347
Dycom Industries, Inc.(a)	38,852	3,617,510
EMCOR Group, Inc.	68,709	7,257,732
Fluor Corp.(a)	182,041	5,139,017
MasTec, Inc.(a)	75,758	6,332,611
MDU Resources Group, Inc.	261,775	7,167,399
Valmont Industries, Inc.	27,322	7,014,924
Total		49,238,540
Electrical Equipment 1.9%
Acuity Brands, Inc.	45,079	7,889,727
EnerSys	53,101	3,596,000
Hubbell, Inc.	70,041	13,297,984
nVent Electric PLC	216,573	7,666,684
Regal Rexnord Corp.	87,227	10,899,014
Sunrun, Inc.(a)	266,479	6,960,431
Vicor Corp.(a)	27,608	1,858,018
Total		52,167,858
Machinery 4.4%
AGCO Corp.	78,994	10,121,501
Chart Industries, Inc.(a)	45,856	8,065,153
Crane Holdings Co.	64,260	6,147,112
Donaldson Co., Inc.	159,024	8,313,775
Esab Corp.(a)	58,330	2,916,500
Flowserve Corp.	167,695	5,282,393
Graco, Inc.	218,798	13,849,913
ITT, Inc.	110,193	8,134,447
Kennametal, Inc.	106,964	2,967,181
Lincoln Electric Holdings, Inc.	76,013	10,324,086
Common Stocks (continued)
Issuer	Shares	Value ($)
Middleby Corp. (The)(a)	71,608	10,845,748
Oshkosh Corp.	85,740	7,966,103
Terex Corp.	89,854	3,179,933
Timken Co. (The)	88,866	5,427,047
Toro Co. (The)	135,050	11,140,275
Trinity Industries, Inc.	105,292	2,617,559
Watts Water Technologies, Inc., Class A	35,476	4,641,325
Total		121,940,051
Marine 0.2%
Kirby Corp.(a)	77,381	5,225,539
Professional Services 1.7%
ASGN, Inc.(a)	67,069	6,386,981
CACI International, Inc., Class A(a)	30,029	8,419,231
FTI Consulting, Inc.(a)	44,139	7,415,352
Insperity, Inc.	45,897	4,592,913
KBR, Inc.	180,590	8,986,158
ManpowerGroup, Inc.	69,823	6,256,839
Science Applications International Corp.	73,301	6,344,934
Total		48,402,408
Road & Rail 1.8%
Avis Budget Group, Inc.(a)	51,593	9,817,116
Knight-Swift Transportation Holdings, Inc.	213,637	10,391,304
Landstar System, Inc.	48,524	7,347,989
Ryder System, Inc.	69,119	5,530,903
Saia, Inc.(a)	33,904	6,699,091
Werner Enterprises, Inc.	77,070	3,126,730
XPO Logistics, Inc.(a)	126,995	6,786,613
Total		49,699,746
Trading Companies & Distributors 1.0%
GATX Corp.	45,699	4,933,207
MSC Industrial Direct Co., Inc., Class A	60,680	5,153,552
Univar, Inc.(a)	220,075	6,760,704
Watsco, Inc.	42,515	10,868,110
Total		27,715,573
Total Industrials		511,847,849

Columbia Mid Cap Index Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.1%
Communications Equipment 0.9%
Calix, Inc.(a)	70,583	2,607,336
Ciena Corp.(a)	199,382	10,132,593
Lumentum Holdings, Inc.(a)	92,944	8,000,620
Viasat, Inc.(a)	95,767	3,781,839
Total		24,522,388
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.(a)	87,622	10,571,594
Avnet, Inc.	127,396	6,172,336
Belden, Inc.	57,797	3,327,951
Cognex Corp.	227,594	11,020,102
Coherent, Inc.(a)	31,890	8,640,915
II-VI, Inc.(a)	136,884	8,555,250
Jabil, Inc.	184,708	11,363,236
Littelfuse, Inc.	31,709	8,567,772
National Instruments Corp.	169,773	5,996,382
TD SYNNEX Corp.	53,358	5,541,228
Vishay Intertechnology, Inc.	170,840	3,491,970
Vontier Corp.	217,632	5,836,890
Total		89,085,626
IT Services 2.5%
Aspen Technology, Inc.(a)	36,041	6,973,573
Bread Financial Holdings, Inc.	64,089	3,531,304
Concentrix Corp.	55,226	8,553,955
Euronet Worldwide, Inc.(a)	68,042	8,243,969
Genpact Ltd.	219,497	9,739,082
Kyndryl Holdings, Inc.(a)	230,825	2,848,380
LiveRamp Holdings, Inc.(a)	87,657	2,244,019
MAXIMUS, Inc.	79,713	5,172,576
Sabre Corp.(a)	416,362	3,126,879
Western Union Co. (The)	506,941	9,195,910
WEX, Inc.(a)	57,696	9,824,475
Total		69,454,122
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.4%
Amkor Technology, Inc.	129,059	2,637,966
Cirrus Logic, Inc.(a)	73,741	6,012,841
CMC Materials, Inc.	36,789	6,509,446
First Solar, Inc.(a)	127,294	8,988,229
Lattice Semiconductor Corp.(a)	176,284	9,170,294
MKS Instruments, Inc.	71,393	8,817,035
Power Integrations, Inc.	76,156	6,426,043
Semtech Corp.(a)	82,950	5,316,266
Silicon Laboratories, Inc.(a)	49,173	7,334,645
SiTime Corp.(a)	19,294	4,109,622
SunPower Corp.(a)	106,890	1,888,746
Synaptics, Inc.(a),(b)	50,879	7,536,197
Universal Display Corp.	55,812	7,049,614
Wolfspeed, Inc.(a)	159,079	11,967,513
Total		93,764,457
Software 3.0%
ACI Worldwide, Inc.(a)	151,343	4,031,778
Blackbaud, Inc.(a)	57,551	3,663,121
CDK Global, Inc.	150,337	8,187,353
CommVault Systems, Inc.(a)	57,362	3,499,656
Digital Turbine, Inc.(a)	113,585	2,888,467
Envestnet, Inc.(a)	70,344	4,686,317
Fair Isaac Corp.(a)	33,830	13,855,076
Manhattan Associates, Inc.(a)	81,300	9,831,609
NCR Corp.(a)	169,924	5,894,664
Paylocity Holding Corp.(a)	51,079	8,931,674
Qualys, Inc.(a)	42,981	5,616,757
SailPoint Technologies Holdings, Inc.(a)	120,059	7,616,543
Teradata Corp.(a)	139,673	5,367,633
Total		84,070,648
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp.	157,995	2,973,466
Total Information Technology		363,870,707

6	Columbia Mid Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 7.5%
Chemicals 2.9%
Ashland Global Holdings, Inc.	68,149	7,293,306
Avient Corp.	117,777	5,794,628
Cabot Corp.	72,845	5,507,811
Chemours Co. LLC (The)	205,992	8,876,195
Ingevity Corp.(a)	50,573	3,523,927
Minerals Technologies, Inc.	42,858	2,839,771
NewMarket Corp.	8,805	2,901,424
Olin Corp.	181,665	11,951,740
RPM International, Inc.	166,933	14,706,797
Scotts Miracle-Gro Co. (The), Class A	52,234	4,942,381
Sensient Technologies Corp.	54,100	4,730,504
Valvoline, Inc.	230,886	7,725,446
Total		80,793,930
Construction Materials 0.2%
Eagle Materials, Inc.	50,855	6,639,629
Containers & Packaging 0.8%
AptarGroup, Inc.	84,740	9,074,806
Greif, Inc., Class A	34,179	2,032,625
Silgan Holdings, Inc.	108,020	4,732,356
Sonoco Products Co.	126,576	7,400,899
Total		23,240,686
Metals & Mining 3.3%
Alcoa Corp.	236,993	14,627,208
Cleveland-Cliffs, Inc.(a)	615,491	14,267,081
Commercial Metals Co.	156,383	6,213,097
Reliance Steel & Aluminum Co.	80,656	15,679,526
Royal Gold, Inc.	84,495	9,554,695
Steel Dynamics, Inc.	242,694	20,721,214
United States Steel Corp.	335,898	8,420,963
Worthington Industries, Inc.	41,963	1,957,154
Total		91,440,938
Paper & Forest Products 0.3%
Louisiana-Pacific Corp.	113,269	7,822,357
Total Materials		209,937,540
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.2%
Equity Real Estate Investment Trusts (REITS) 8.7%
American Campus Communities, Inc.	179,138	11,643,970
Apartment Income REIT Corp.	202,088	9,065,668
Brixmor Property Group, Inc.	383,416	9,347,682
Corporate Office Properties Trust	144,597	3,996,661
Cousins Properties, Inc.	191,407	6,613,112
Douglas Emmett, Inc.	225,904	6,386,306
EastGroup Properties, Inc.	52,373	8,460,858
EPR Properties	96,297	4,934,258
First Industrial Realty Trust, Inc.	167,723	8,914,478
Healthcare Realty Trust, Inc.	189,932	5,521,323
Highwoods Properties, Inc.	135,029	5,305,289
Hudson Pacific Properties, Inc.	196,287	3,908,074
Independence Realty Trust, Inc.	284,083	6,678,791
JBG SMITH Properties	146,956	3,792,934
Kilroy Realty Corp.	135,224	8,208,097
Kite Realty Group Trust	281,936	5,909,379
Lamar Advertising Co., Class A	111,763	10,947,186
Life Storage, Inc.	105,586	12,328,221
Macerich Co. (The)	274,245	3,222,379
Medical Properties Trust, Inc.	768,282	14,274,680
National Retail Properties, Inc.	226,096	10,016,053
National Storage Affiliates Trust	105,486	5,532,741
Omega Healthcare Investors, Inc.	307,633	9,158,234
Park Hotels & Resorts, Inc.	304,421	5,497,843
Pebblebrook Hotel Trust	169,130	3,807,116
Physicians Realty Trust	283,579	5,260,391
PotlatchDeltic Corp.	88,907	4,664,061
PS Business Parks, Inc.	25,891	4,857,928
Rayonier, Inc.	187,140	7,713,911
Rexford Industrial Realty, Inc.	206,305	13,176,700
Sabra Health Care REIT, Inc.	294,379	4,133,081
SL Green Realty Corp.	82,523	5,097,446
Spirit Realty Capital, Inc.	164,388	6,902,652
STORE Capital Corp.	315,913	8,716,040
Total		243,993,543

Columbia Mid Cap Index Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.(a)	64,968	12,819,486
Total Real Estate		256,813,029
Utilities 3.7%
Electric Utilities 1.2%
Allete, Inc.	71,796	4,452,788
Hawaiian Electric Industries, Inc.	140,717	6,074,753
IDACORP, Inc.	65,030	7,089,570
OGE Energy Corp.	257,687	10,642,473
PNM Resources, Inc.	110,496	5,251,875
Total		33,511,459
Gas Utilities 1.6%
National Fuel Gas Co.	117,716	8,655,657
New Jersey Resources Corp.	123,660	5,678,467
ONE Gas, Inc.	68,984	6,002,988
Southwest Gas Holdings, Inc.	84,814	7,898,728
Spire, Inc.	66,618	5,216,189
UGI Corp.	270,082	11,543,305
Total		44,995,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.4%
Black Hills Corp.	82,156	6,298,079
NorthWestern Corp.	69,620	4,265,617
Total		10,563,696
Water Utilities 0.5%
Essential Utilities, Inc.	296,075	13,696,430
Total Utilities		102,766,919
Total Common Stocks (Cost $1,810,542,032)		2,768,637,344

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(c),(d)	18,854,492	18,846,950
Total Money Market Funds (Cost $18,846,948)		18,846,950
Total Investments in Securities (Cost: $1,829,388,980)		2,787,484,294
Other Assets & Liabilities, Net		(1,433,940)
Net Assets		2,786,050,354

At May 31, 2022, securities and/or cash totaling $2,481,010 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	85	06/2022	USD	21,362,200	—	(198,827)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	38,054,664	112,186,033	(131,393,053)	(694)	18,846,950	(2,645)	35,288	18,854,492
8	Columbia Mid Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mid Cap Index Fund | First Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT196_02_M01_(07/22)